Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of right of use assets and lease liabilities

		December 31,
Leases	Consolidated balance sheets classification	2019
Assets
Operating ROU assets	Right of use assets, net	$1,785,194

Liabilities
Current operating lease liabilities	Current operating lease liabilities	(881,349)
Non-current operating lease liabilities	Non-current operating lease liabilities	(1,032,645)
Total lease liabilities		$(1,913,994)

Schedule of lease costs

		For the year ended December 31,
Lease costs	Consolidated statement of operations classification	2019
Operating lease expenses	Other selling and marketing expenses, General and administrative expenses	$1,039,783
Short-term lease expenses	Other selling and marketing expenses, General and administrative expenses	296,791
Total operating lease costs		$1,336,574

Schedule of maturity of lease liabilities

Maturity of lease liabilities as of December 31, 2019
2020	$964,389
2021	811,757
2022 and thereafter	240,146
Total lease payments	2,016,292
Less: interest	(102,298)
Present value of lease liabilities	$1,913,994

Schedule of lease terms and discount rate table
For the year ended December 31,
Operating lease term and discount rate	2019
Weighted average remaining lease term (years)	2.23
Weighted average discount rate	4.75%

Schedule of leases other information

For the year ended December 31,
Other information	2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flow payments for operating leases	$902,754
Leased assets obtained in exchange for operating lease liabilities	$598,734

Schedule of future minimum lease payments under non-cancelable operating leases agreements
2019	$709,029
2020	715,253
2021	647,190
$2,071,472